EARNINGS PER SHARE - Narrative (Details) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021
Equity, Class of Treasury Stock [Line Items]
Options outstanding (shares)		1,120,000
Options
Equity, Class of Treasury Stock [Line Items]
Anti-dilutive options (shares)	790,000